UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

         Report for the Calendar Year or Quarter Ended December 31, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Lampe, Conway & Co. LLC

Address:  680 Fifth Avenue
          12th Floor
          New York, New York  10019

13F File Number: 28-XXXXX

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Richard F. Conway
Title:    Managing Member
Phone:    (212) 581-8989

Signature, Place and Date of Signing:


/s/ Richard F. Conway            New York, New York            February 8, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  56

Form 13F Information Table Value Total: $326,109.033
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number     Name

1.        28-XXXXX                 LC Capital Master Fund, Ltd.

                                                     FORM 13F INFORMATION TABLE
                                                          December 31, 2006
          COLUMN 1                  COLUMN 2        COLUMN 3    COLUMN 4           COLUMN 5          COL 6   COL 7      COULMN 8

                                                                  VALUE     SHRS OR   SH/     PUT/  INVSTMT  OTHER  VOTING AUTHORITY
       NAME OF ISSUER            TITLE OF CLASS       CUSIP     (x $1000)   PRN AMT   PRN     CALL  DISCRTN  MNGRS  SOLE SHARED NONE
Administaff Inc                       COM           007094105     1,996        46,660               Defined    1           X
Affymetrix Inc                  Note 0.750% 12/1    00826TAF5     1,810        78,500               Defined    1           x
Alpha Natural Resources Inc           COM           02076X102     1,856       130,400               Defined    1           x
Amicas Inc                            COM           001712108        97        32,930               Defined    1           x
Applica Inc                           COM           03815A106       293        36,700               Defined    1           x
Arbinet Thexchange                    COM           03875P100     5,562     1,013,087               Defined    1           x
Boston Scientific Corp                COM           101137107     3,866       225,000               Defined    1           x
Cadiz Inc                           COM NEW         127537207     6,262       272,852               Defined    1           x
Catapult Communications Corp          COM           149016107     1,369       152,436               Defined    1           x
Clear Channel Communications          COM           184502102     3,554       100,000               Defined    1           x
Cogent Inc                            COM           19239Y108     1,841       167,218               Defined    1           x
Comsys IT Partners Inc                COM           20581E104     8,084       400,000               Defined    1           x
Consumer Portfolio SVCS Inc           COM           210502100       687       105,538               Defined    1           x
DDI Corp                       Com New 0.0001 new   233162502     4,922       683,597               Defined    1           x
Dov Pharmaceutical Inc          Note 2.500% 1/1     259858AB4       225            -- 500,000       Defined    1           x
Dyax Corp                             COM           26746E103        76        25,000               Defined    1           x
Eschelon Telecom Inc                  COM           296290109     1,101        55,562               Defined    1           x
Excel Technology                      COM           30067T103     2,011        78,600               Defined    1           x
Famous Daves Amer Inc                 COM           307068106     3,026       183,533               Defined    1           x
Ford Mtr Co Inc Del             Note 4.250% 12/1    345370860     3,950       526,000               Defined    1           x
Genesis Microchip Inc Del             COM           37184C103     1,966       193,838               Defined    1           x
Getty Images Inc                      COM           374276103     1,918        44,800               Defined    1           x
Globix Corp                           COM           37957F200    24,079     5,604,573               Defined    1           x
Melmerich & Payne Inc                 COM           423452101     1,850        75,600               Defined    1           x
Hughes Communications Inc             COM           444398101     1,843        39,535               Defined    1           x
Ibasis Inc                          Com New         450732201    24,839     3,322,959               Defined    1           x
Idenix Pharmaceuticals Inc            COM           45166R204     1,859       213,900               Defined    1           x
Infospace Inc                       Com New         45678T201     1,827        89,072               Defined    1           x
Integral Sys Inc MD                   COM           45810H107     4,794       206,903               Defined    1           x
International Coal GRP Inc N          COM           45928H106     2,192       402,200               Defined    1           x
James River Coal Co                 Com New         470355207     1,865       201,000               Defined    1           x
McClatchy Co                          CL A          579489105     2,048        47,300               Defined    1           x
Mills Corp                            COM           601148109     1,924        96,200               Defined    1           x
Mirant Corp New                       COM           60467r100    26,116       827,245               Defined    1           x
Mirant Corp New                 *W EXP 01/03/201    60467R118     2,168       164,256               Defined    1           x
Mirant Corp New                 *W EXP 01/03/201    60467R126    31,715     2,254,086               Defined    1           x
Mueller WTR Prods Inc              Com Ser B        624758207     6,155       413,100               Defined    1           x
Neurometrix Inc                       COM           641255104     1,694       113,600               Defined    1           x
Nexcen Brands Inc                     COM           653351106     1,450       200,603               Defined    1           x
Omnivision Technologies Inc           COM           682128103     1,716       125,700               Defined    1           x
Palm Inc New                          COM           696643105     1,880       133,400               Defined    1           x
Particle Drilling Technologi          COM           70212G101     7,136     1,734,300               Defined    1           x
Plug Power Inc                        COM           72919P103     1,936       497,613               Defined    1           x
Quadramed Corp                        COM           74730W101     3,220     1,166,800               Defined    1           x
RCN Corp                            Com New         749361200    24,458       811,197               Defined    1           x
Replidyne Inc                         COM           76028W107     1,888       328,990               Defined    1           x
Silicon Graphics Inc                  COM           827056300    11,110       555,481               Defined    1           x
Silicon Laboratories Inc              COM           826919102     2,034        58,700               Defined    1           x
United Rentals Inc                    COM           911363109     2,022        79,500               Defined    1           x
U S G Copr                          Com New         903293405    58,691     1,071,000               Defined    1           x
Vendingdate Corporation             Com New         92261Q202     2,673     2,484,848               Defined    1           x
Viropharma Inc                        COM           928241108     1,647       112,484               Defined    1           x
Vonage HLDGS Corp                     COM           92886T201     2,006       289,100               Defined    1           x
Walter INDS Inc                       COM           93317Q105     6,758       250,000               Defined    1           x
Wolverine Tube Inc                    COM           978093102       161       131,800               Defined    1           x
Zoran Corp                            COM           98975F101     1,885       129,318               Defined    1           x

SK 02979 0001 745873